Revenue Recognition (Details Textual) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition (Textual)
Contract liabilities increased/decreased	$ 10,000	$ 99,000	$ 418,000	$ 58,000
Recognized of revenue	$ 0	$ 0	$ 58,000	$ 0